Loans and Other Borrowings - Summary of Loans and Other Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 500		€ 500
Bond interest rate	1.625%	1.625%	1.625%	1.625%
Maturity date	8 October 2024
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 300		£ 300
Bond interest rate	3.75%	3.75%	3.75%	3.75%
Maturity date	14 August 2025
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 350		£ 350
Bond interest rate	2.125%	2.125%	2.125%	2.125%
Maturity date	24 August 2026
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 500		€ 500
Bond interest rate	2.125%	2.125%	2.125%	2.125%
Maturity date	15 May 2027
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 400		£ 400
Bond interest rate	3.375%	3.375%	3.375%	3.375%
Maturity date	8 October 2028
EUR600m 4.375% bonds 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 600
Bond interest rate	4.375%	4.375%
Maturity date	28 November 2029